28-5806

CONFIDENTIAL

UNITES STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 1997

(Please read instructions before preparing form.)

If amended report check here: ☐

Staro Asset Management, L.L.C.
Name of Institutional Investment Manager

1500 W. Market Street	Suite 200	Mequon	Wisconsin	53092
Business Address	(Street)	(City)	(State)	(zip)

Michael A. Roth (414) 241-1810 Managing General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 7ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Mequon and State of Wisconsin on the 10th day of February, 1998

Staro Asset Management, L.L.C.
(Name of Institutional Investment Manager)

Michael A Roth
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): *(List in alphabetical order).*

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
n/a			
1.		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

A

CONFIDENTIAL

Form 13F
STARO ASSET MANAGEMENT

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Define in Instr. V.	c) Shared-Other	Item 7 Managers ee Instr. V	Item 8: oting Authority (Shares) (a) Sole	(b) Shared	(c) None
Access Beyond Inc.	Common	00431W108	$1,339,581	319,900	X				X		
Analog Devices	Debt	032654AB1	$20,851,080	14,788	X				X		
Advanta Corp. Cl. B	Common	007942204	$4,828,863	190,300	X				X		
Assisted Living Concepts	Debt	04543LAD1	$470,250	450	X				X		
Artistic Greetings Inc.	Common	043142108	$76,875	15,000	X				X		
Base Ten Systems	Common	069779205	$1,091,063	105,800	X				X		
Best Buy Co. Inc.	Preferred	08651F200	$76,059,275	1,556,200	X				X		
Best Buy Co. Inc.	Options	086516951	$8,112,500	2,200(P)	X				X		
Breed Technologies	Common	106702103	$1,987,425	108,900	X				X		
Bally Total Fitness Holdings	Options	05873K908	$546,875	250(C)	X				X		
BJ Services Co.	Warrant	055482111	$14,960,138	329,700	X				X		
Bristol-Myers Squibb Co.	Options	110122908	$9,462,500	1,000(C)	X				X		
Boston Chicken Inc.	Common	100578103	$243,981	37,900	X				X		
Cal Fed	Common	130209604	$213,750	9,000	X				X		
Cal Fed	Warrant	130209703	$3,691,194	128,950	X				X		
Coeur D'Alene Mining	Common	192108108	$772,200	85,800	X				X		
Central Garden & Pet Co.	Options	153527956	$525,000	200(P)	X				X		
Central Garden & Pet Co.	Debt	153527AC0	$28,862,713	25,514	X				X		
Corporate Express Inc.	Options	219888954	$257,500	200(P)	X				X		
Charming Shoppes	Debt	161133AA1	$4,245,673	4,553	X				X		
Cincinnati Financial Corp.	Options	172062951	$7,037,500	500(P)	X				X		
CPI Corp.	Common	125902106	$1,959,750	87,100	X				X		
Cirrus Logic	Debt	172755AA8	$5,611,875	7,300	X				X		
C-Cube Microsystems	Common	125015107	$4,711,050	288,800	X				X		
C-Cube Microsystems	Options	125015907	$570,938	350(C)	X				X		
C-Cube Microsystems	Options	125015957	$489,375	300(P)	X				X		
C-Cube Microsystems	Debt	125015AA5	$9,951,705	11,954	X				X		
Cablevision	Common	12686C109	$1,694,775	18,060	X				X		
Cymer Inc.	Debt	232572AA5	$41,141,906	55,050	X				X		
Data Gen Corp.	Debt	237688AG1	$26,441,375	27,050	X				X		
DSC Communications Corp.	Options	233311959	$600,000	250(P)	X				X		
The Walt Disney Co.	Options	254687906	$2,475,000	250(C)	X				X		
Diamond Offshore Drilling	Options	25271C952	$2,406,250	500(P)	X				X		
Diamond Offshore Drilling	Debt	25271CAA0	$24,982,433	33,933	X				X		
Duramed Pharmaceuticals	Common	266354109	$3,219,773	566,144	X				X		

CONFIDENTIAL

CONFIDENTIAL

Eastman Kodak Co.	Common	277461109	$425,688	7,000	X				X		
EMC Corp.	Options	268648952	$1,234,688	450(P)	X				X		
EMC Corp.	Debt	26865YAA2	$66,779,496	49,789	X				X		
Einstein/Noah Bagel Corp.	Debt	282577AA3	$302,940	459	X				X		
Einstein/Noah Bagel Corp.	Debt	282577AC9	$7,058,700	10,695	X				X		
Ensco International Inc.	Options	26874Q900	$452,250	135(C)	X				X		
Ensco International Inc.	Common	26874Q100	$7,115,400	212,400	X				X		
EVI Inc.	Preferred	268939204	$51,037,000	1,109,500	X				X		
Federated Dept Stores	Warrant	31410H119	$227,109	11,250	X				X		
Female Health Company	Common	314462102	$402,500	115,000	X				X		
Finova Group Inc.	Common	317928109	$3,855,750	77,600	X				X		
Gillette Company	Common	375766102	$1,858,094	18,500	X				X		
Gillette Company	Options	375766902	$1,506,562	150(C)	X				X		
Global Marine Inc.	Common	379352404	$357,700	14,600	X				X		
Golden State Bank	Warrant	381197128	$13,992,344	543,392	X				X		
Homebase Inc.	Debt	43738EAA6	$16,397,563	16,775	X				X		
Hilton Hotels	Common	432848109	$1,053,150	35,400	X				X		
Hilton Hotels	Preferred	432848208	$20,655,617	747,850	X				X		
Hvide Marine Inc. Cl. A	Common	448515106	$2,575,000	100,000	X				X		
HMT Technology Corp.	Debt	403917AD9	$41,372,660	48,248	X				X		
Hometown Buffet	Debt	437862AA3	$2,311,205	2,294	X				X		
Hewlett-Packard Co.	Options	428236903	$468,750	75(C)	X				X		
Inacom Corp.	Debt	45323GAC3	$12,299,625	13,050	X				X		
Inovative Gaming Corp.	Common	45764F107	$126,441	56,196	X				X		
Intel	Warrant	458140142	$5,485,500	110,400	X				X		
Itron Inc.	Common	465741106	$1,328,400	73,800	X				X		
Itron Inc.	Debt	465741AC0	$2,821,000	2,800	X				X		
International Tech Corp.	Preferred	460465305	$10,533,750	561,800	X				X		
J. Baker Inc.	Debt	057232AA8	$4,206,735	5,499	X				X		
Jacor Communications Inc.	Warrant	469858138	$4,232,000	736,000	X				X		
Key Energy Group Inc.	Debt	492914AD8	$27,522,938	32,050	X				X		
Kmart Financing	Preferred	498778208	$90,759,331	1,758,050	X				X		
Lernout & Hauspie Speech	Common	B5628B104	$952,132	20,476	X				X		
Sholodge Inc.	Debt	825034AA9	$3,082,500	3,288	X				X		
Lam Research	Options	541509953	$731,250	250(P)	X				X		
Lone Star Technologies	Common	542312103	$2,426,063	85,500	X				X		
Metromedia Intl Group Inc.	Preferred	591695200	$4,982,025	110,100	X				X		
Philip Morris Companies Inc	Common	718154107	$1,087,500	24,000	X				X		
Minivant Medical Technology	Common	604690107	$3,900,000	97,500	X				X		
Mail-Well Inc.	Common	560321200	$1,729,350	42,700	X				X		
Nuevo Energy Co.	Common	670509108	$1,613,700	39,600	X				X		
Nexstar Pharmaceuticals	Debt	65333BAC0	$17,135,000	18,400	X				X		

CONFIDENTIAL

CONFIDENTIAL

Omnicare Inc.	Debt	681904AB4	$26,070,625	25,250	X				X		
Office Depot Inc.	Options	676220956	$718,125	300(P)	X				X		
Banc One Corp.	Options	059438901	$3,530,313	650(C)	X				X		
Outlook Group Corp.	Common	690113105	$870,000	120,000	X				X		
Phillips Petroleum Co.	Options	718507906	$2,431,250	500(C)	X				X		
Parker Drilling Co.	Debt	701081AD3	$42,917,489	40,063	X				X		
Pharmaceutical Marketing	Debt	717123AA1	$4,574,775	5,430	X				X		
Patina Oil & Gas Corp.	Preferred	703224204	$5,937,360	215,904	X				X		
Patina Oil & Gas Corp.	Warrant	703224113	$177,020	123,144	X				X		
Premiere Technologies Inc.	Common	74058F102	$2,900,625	105,000	X				X		
Premiere Technologies Inc.	Debt	74058FAA0	$26,891,875	25,310	X				X		
Quidel Corp.	Common	74838J101	$94,613	26,100	X				X		
Quantum Corp.	Debt	747906AB1	$23,410,944	12,960	X				X		
Rainforest Cafe Inc.	Options	75086K904	$1,386,550	400(C)	X				X		
Read-Rite Corp.	Debt	755246AA3	$51,484,430	61,658	X				X		
Reptron Electronics Inc.	Common	76026W109	$103,750	10,000	X				X		
Reptron Electronics Inc.	Debt	76026WAA7	$9,418,500	12,075	X				X		
Transocean Offshore Inc.	Options	893817906	$1,445,625	300(C)	X				X		
RJR Nabisco Holdings Corp.	Options	74960K906	$1,875,000	500(C)	X				X		
Robbins & Myers Inc.	Debt	770196AA1	$8,165,010	5,272	X				X		
Res-Care Inc.	Common	760943100	$11,571,000	399,000	X				X		
Rouse Co.	Preferred	779273309	$12,251,300	242,600	X				X		
Sinclair Broadcast Group	Preferred	829226505	$7,556,288	13,170	X				X		
SCI Systems Inc.	Debt	783890AD8	$34,404,319	18,435	X				X		
Security Capital Group	Common	81413P105	$1,595,800	1,010	X				X		
Silicon Graphics Inc.	Debt	827056AC6	$66,228,600	77,916	X				X		
Signature Resorts Inc.	Debt	82668BAA4	$4,744,845	5,021	X				X		
Simula Inc.	Common	829206101	$3,418,562	223,253	X				X		
Simula Inc.	Debt	829206AB7	$9,043,980	8,492	X				X		
System Software Assoc Inc.	Debt	871839AA4	$2,200,000	2,500	X				X		
Safeway Inc.	Options	786514908	$6,325,000	1,000(C)	X				X		
Safeway Inc.	Options	786514958	$6,325,000	1,000(P)	X				X		
Tel-Save Holdings Inc.	Common	879176105	$11,664,638	586,900	X				X		
Tel-Save Holdings Inc.	Debt	879176AA3	$15,485,000	16,300	X				X		
Tel-Save Holdings Inc.	Debt	879176AD7	$33,472,750	35,050	X				X		
Thermo Cardiosystems Inc.	Debt	88355KAA9	$4,741,450	4,370	X				X		
Telephone & Data	Common	879433100	$1,746,094	37,500	X				X		
Tidewater Inc.	Options	886423902	$551,250	100(C)	X				X		
The Sports Authority	Common	849176102	$188,800	12,800	X				X		
Titan Corp.	Debt	888266AA1	$2,070,000	1,150	X				X		
Trans World Airlines	Common	893349837	$11,243,813	1,110,500	X				X		
Trans World Airlines	Preferred	893349811	$27,475,108	777,200	X				X		

CONFIDENTIAL

CONFIDENTIAL

Trans World Airlines	Preferred	893349761	$13,662,963	386,490	X				X		
Trans World Airlines	Options	893349907	$1,569,375	1,550(C)	X				X		
Unisys Corp	Common	909214108	$273,615	19,720	X				X		
U.S. Filter Corp.	Debt	911843AF7	$29,908,475	29,179	X				X		
Viacom Inc. Class B	Options	925524908	$1,139,531	275(C)	X				X		
Vantive Corp.	Debt	922091AA1	$7,020,500	7,600	X				X		
Veritas Software Corp.	Debt	923436AA7	$5,450,000	5,000	X				X		
Warnaco Group Class A	Common	934390105	$831,908	26,515	X				X		
Winstar Comm	Options	975515957	$374,063	150(P)	X				X		
Worldcom Inc.	Options	98155K902	$605,000	200(C)	X				X		
Wetsern Gas Resources Inc.	Preferred	958259301	$6,826,600	171,200	X				X		
Wheeling Pittsburg	Preferred	929248201	$11,914,325	263,300	X				X		
Wheeling Pittsburg	Preferred	929248300	$24,303,510	571,860	X				X		
Wind River Systems	Debt	973149AA5	$5,551,000	5,200	X				X		
Telular Corp.	Common	87970T109	$233,269	95,700	X				X		
Wheelabrator Technologies	Common	962901302	$38,334,763	2,356,600	X				X		
Sheet B Risk Arb Totals:			**$277,690,804**								
AGGREGATE TOTALS:			**$1,386,993,919**								

CONFIDENTIAL

B

CONFIDENTIAL

Form 13F
STARO ASSET MANAGEMENT

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Defined in Instr. V.	(c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
American Bankers Ins Grp	Common	024456105	$7,005,469	152,500	X				X		
Commnet Cellular Inc.	Common	202604104	$29,094,938	816,700	X				X		
Chips & Technologies Inc.	Common	170021109	$3,340,800	230,400	X				X		
Dynatech Corp.	Common	268138104	$937,500	20,000	X				X		
First of America Bank Corp.	Common	318906104	$22,801,188	295,400	X				X		
George Mason Bankshares	Common	372486100	$584,850	14,900	X				X		
W.R. Grace & Co.	Common	383911104	$108,936,506	1,354,300	X				X		
W.R. Grace & Co.	Options	383911954	$2,010,938	250(P)	X				X		
Lukens Inc.	Common	549866101	$285,625	10,000	X				X		
MCI Communications	Common	552673105	$1,926,563	45,000	X				X		
Piper Jaffray Companies	Common	724081104	$3,694,763	101,400	X				X		
Pinnacle Finl Services Inc.	Common	723462107	$3,604,375	73,000	X				X		
Sealed Air Corp.	Common	812115103	$29,782,025	482,300	X				X		
Sealed Air Corp.	Options	812115953	$3,519,750	570(P)	X				X		
Steck-Vaughn Publishing	Common	858045107	$750,000	50,000	X				X		
Software Artistry Inc.	Common	834028102	$2,431,250	100,000	X				X		
Sybron Chemicals Inc.	Common	870903101	$730,300	21,800	X				X		
Teleport Communications A	Common	879463107	$477,413	8,700	X				X		
Universal Hospital Services	Common	91359L109	$3,453,363	226,450	X				X		
Western National Corp.	Common	958845109	$24,097,344	811,700	X				X		
Zilog Inc.	Common	989524103	$28,225,844	1,480,700	X				X		
AGGREGATE TOTALS:			**$277,690,804**								

(SEC USE ONLY)

CONFIDENTIAL